Note 8 - Stock-Based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Employee Stock Option [Member]
Allocated Share-based Compensation Expense	$ 16,926	$ 24,573	$ 50,516	$ 75,927
Common Stock [Member]
Allocated Share-based Compensation Expense				50,000
Warrant [Member]
Allocated Share-based Compensation Expense				39,711
Allocated Share-based Compensation Expense	$ 16,926	$ 24,573	$ 50,516	$ 165,638